Employee benefits (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
P P 1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 639.0	$ 522.0
P P 2 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	143.0	112.0
P P 3 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1.0	$ 0.9